Recently issued accounting standards (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Accounting change
Retained Earnings (Accumulated Deficit)	SFr 32,715	SFr 32,582		SFr 32,715		SFr 32,834
Accumulated Other Comprehensive Income (Loss), Net of Tax	(21,697)	(20,667)		(21,697)		(23,150)
Net revenues	5,103	7,574	SFr 6,194	12,677	SFr 11,970
Total operating expenses	4,315	3,937	4,347	8,252	8,354
Compensation and benefits	2,356	2,207	2,594	4,563	4,910
General and administrative expenses	1,589	1,376	SFr 1,440	2,965	2,786
Assets and Liabilities, Lessee [Abstract]
Operating Lease, Liability	2,652	SFr 2,740		2,652		2,759
Bank
Accounting change
Retained Earnings (Accumulated Deficit)	15,973			15,973		15,871
Accumulated Other Comprehensive Income (Loss), Net of Tax	(18,922)			(18,922)		(20,239)
Net revenues				12,882	12,015
Total operating expenses				8,494	8,573
Compensation and benefits				4,096	4,420
General and administrative expenses				3,664	SFr 3,495
Assets and Liabilities, Lessee [Abstract]
Operating Lease, Liability	SFr 1,896			SFr 1,896		SFr 1,981